Notes Payable (Details) - Schedule of notes payable - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Notes Payable (Details) - Schedule of notes payable [Line Items]
Convertible secured debentures	$ 36,530,320
RCB Equities #1, LLC term loan credit agreement		14,708,333
Contingently convertible promissory notes	36,530,320	27,958,333
Less: debt discount, net	(20,608,202)
Less: current portion		(13,250,000)
Total notes payable – long-term	15,922,118	14,708,333
Schlumberger Technology Corp. [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contingently convertible promissory notes		1,500,000
Transocean Inc. [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contingently convertible promissory notes		1,500,000
Goradia Capital, LLC [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contingently convertible promissory notes		5,000,000
Material Impact Fund II, L.P. [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contingently convertible promissory notes		5,000,000
In-Q-Tel, Inc. [Member]
Notes Payable (Details) - Schedule of notes payable [Line Items]
Contingently convertible promissory notes		$ 250,000